DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
Revenue	$ 3,782	$ 8,952	$ 12,591
Cost of revenue	3,203	8,612	13,594
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	579	340	(1,003)
Selling, general and administrative expenses	565	1,351	1,385
OPERATING INCOME (LOSS)	14	(1,011)	(2,388)
Other income (expense), net	618	(69)	2,139
Income tax benefit (expense)	1,221	(21)	2,905
Income (loss) from discontinued operations	$ 1,853	$ (1,101)	$ 2,656